Short-term investments	12 Months Ended
Dec. 31, 2023
Short-term investments
Short-term investments

5. Short-term investments

The following is a summary of short-term investments:

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000
Wealth management products	42,270	29,873
Time deposits	—	45,624
Total	42,270	75,497